Vanguard Variable Insurance Funds—Mid-Cap Index Portfolio
Vanguard Variable Insurance Funds—Equity Index Portfolio
Supplement Dated August 4, 2023, to the Prospectuses and Summary Prospectuses Dated April 28, 2023
Important Changes to Vanguard Variable Insurance Funds—Mid-Cap Index Portfolio and Vanguard Variable Insurance Funds—Equity Index Portfolio

Effective immediately, Aaron Choi has been added as a co-portfolio manager of Vanguard Mid-Cap Index Portfolio and Aurélie Denis has been added as a co-portfolio manager of Vanguard Equity Index Portfolio (each, an “impacted Portfolio”, and collectively, the “impacted Portfolios”).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the impacted Portfolios.
The impacted Portfolios’ investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following text is added under the heading “Investment Advisor” in the Portfolio Summary section for each impacted Portfolio, as appropriate:
Aaron Choi, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since August 2023.
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the Portfolio since August 2023.

Prospectus Text Changes
The following text is added under the heading “Investment Advisor” in the More on the Portfolio section for each impacted Portfolio, as appropriate:
Aaron Choi, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2011, has worked in investment management since 2015, and has co-managed the Portfolio since August 2023. Education: B.S., Pennsylvania State University.
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Portfolio since August 2023. Education: B.S., Pennsylvania State University.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 288A 082023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Variable Insurance Funds

Supplement Dated August 4, 2023, to the Statement of Additional Information Dated April 28, 2023
Important Changes to Vanguard Variable Insurance Funds — Equity Index Portfolio
Effective immediately, Aurélie Denis has been added as a co-portfolio manager of Vanguard Variable Insurance Funds — Equity Index Portfolio (the Portfolio).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Portfolio.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard Variable Insurance Funds — Mid-Cap Index Portfolio
Effective immediately, Aaron Choi has been added as a co-portfolio manager of Vanguard Variable Insurance Funds — Mid-Cap Index Portfolio (the Portfolio).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Portfolio.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table is added under the subheading “1. Other Accounts Managed” relating to Vanguard Variable Insurance Funds — Equity Index Portfolio on page B-76:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aurélie Denis[1]	Registered investment companies[2]	29	$960B	0	$0
	Other pooled investment vehicles	14	$140B	0	$0
	Other accounts	0	$0	0	$0
1 Ms. Denis began co-managing Vanguard Variable Insurance Funds — Equity Index Portfolio on August 4, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard Variable Insurance Funds — Equity Index Portfolio, which held assets of $8.9 billion as of June 30, 2023.
Within the same section, the following text and table is added under the subheading “1. Other Accounts Managed” relating to Vanguard Variable Insurance Funds — Mid-Cap Index Portfolio on page B-76:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aaron Choi[1]	Registered investment companies[2]	6	$1.09T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Choi began co-managing Vanguard Variable Insurance Funds — Mid-Cap Index Portfolio on August 4, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard Variable Insurance Funds — Mid-Cap Index Portfolio, which held assets of $2.4 billion as of June 30, 2023
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064A 082023